Capital Stock (Restricted Share Unit Activity After Dec 8, 2016) (Details) - $ / shares		4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 08, 2016	Mar. 31, 2017	Dec. 07, 2016	Mar. 31, 2018	Mar. 31, 2016
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			1,537,632		1,461,521
Vested (in shares)			(1,789,908)		(1,438,207)
Forfeited (in shares)			(164,592)		(37,910)
Outstanding (in shares)	0		1,230,564		1,647,432
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted, Weighted Average Grant Date Fair Value (in usd per share)			$ 20.89		$ 32.36
Vested, Weighted Average Grant Date Fair Value (in usd per share)			25.01		28.22
Forfeited, Weighted Average Grant Date Fair Value (in usd per share)			30.18		30.36
Outstanding, Weighted Average Grant Date Fair Value (in usd per share)			$ 28.18		$ 31.74
Restricted Share Units (RSUs) | Class A Voting Common Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding (in shares)		519,148		230,561
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, Weighted Average Grant Date Fair Value (in usd per share)		$ 27.85		$ 28.49
Restricted Share Units (RSUs) | Class B Non-Voting Common Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding (in shares)		911,071		1,511,648
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, Weighted Average Grant Date Fair Value (in usd per share)		$ 26.62		$ 28.71
Activity After Share Reclassification And Starz Merger | Restricted Share Units (RSUs) | Class A Voting Common Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Issuance of Class A voting shares and Class B non-voting shares upon reclassification of common stock (in shares)	615,103
Issuance for Lions Gate replacement awards (in shares)		0
Granted (in shares)		15,529		117,295
Vested (in shares)		(105,796)		(393,137)
Forfeited (in shares)		(5,688)		(12,745)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Issuance of Cass A and Class B common stock upon reclassification of common stock, weighted average grant date fair value (in usd per share)	$ 26.48
Issuance for Lions Gate replacement awards, weighted average grant date fair value (in usd per share)		$ 0.00
Granted, Weighted Average Grant Date Fair Value (in usd per share)		26.78		$ 29.11
Vested, Weighted Average Grant Date Fair Value (in usd per share)		29.55		27.79
Forfeited, Weighted Average Grant Date Fair Value (in usd per share)		$ 30.91		$ 29.69
Activity After Share Reclassification And Starz Merger | Restricted Share Units (RSUs) | Class B Non-Voting Common Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Issuance of Class A voting shares and Class B non-voting shares upon reclassification of common stock (in shares)	615,103
Issuance for Lions Gate replacement awards (in shares)		0
Granted (in shares)		410,857		1,200,352
Vested (in shares)		(109,201)		(575,659)
Forfeited (in shares)		(5,688)		(24,116)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Issuance of Cass A and Class B common stock upon reclassification of common stock, weighted average grant date fair value (in usd per share)	$ 28.20
Issuance for Lions Gate replacement awards, weighted average grant date fair value (in usd per share)		$ 0.00
Granted, Weighted Average Grant Date Fair Value (in usd per share)		25.06		$ 29.44
Vested, Weighted Average Grant Date Fair Value (in usd per share)		29.41		26.97
Forfeited, Weighted Average Grant Date Fair Value (in usd per share)		$ 30.91		$ 28.06
Activity After Share Reclassification And Starz Merger | Restricted Stock | Class B Non-Voting Common Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Issuance of Class A voting shares and Class B non-voting shares upon reclassification of common stock (in shares)	0
Issuance for Lions Gate replacement awards (in shares)		1,861,342
Granted (in shares)		0		0
Vested (in shares)		(373,148)		(587,733)
Forfeited (in shares)		(141,259)		(269,801)
Outstanding (in shares)		1,346,935		489,401
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Issuance of Cass A and Class B common stock upon reclassification of common stock, weighted average grant date fair value (in usd per share)	$ 0.00
Issuance for Lions Gate replacement awards, weighted average grant date fair value (in usd per share)		$ 25.70
Granted, Weighted Average Grant Date Fair Value (in usd per share)		0.00		$ 25.70
Vested, Weighted Average Grant Date Fair Value (in usd per share)		25.70		25.70
Forfeited, Weighted Average Grant Date Fair Value (in usd per share)		25.70		25.70
Outstanding, Weighted Average Grant Date Fair Value (in usd per share)		$ 25.70		$ 25.70